Debt and Capital Lease Obligations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Cost of the capitalized leased assets included in property and equipment	$ 2,067		$ 2,067		$ 2,000	$ 600
Accumulated amortization of capitalized leased assets	1,452		1,452		1,300	100
Amortization expense for capitalized leased assets	51	85	133	123	500	100
Scenario, Previously Reported
Debt Instrument [Line Items]
Accumulated amortization of capitalized leased assets					$ 1,400